Exception Grades

SitusAMC Loan ID	Customer Loan ID	Seller Loan ID	Edgar Loan ID	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	DBRS Final Exception Rating	Fitch Final Exception Rating	Kroll Final Exception Rating	Moody's Final Exception Rating	S&P Final Exception Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Final Loan Grade	Credit Final Loan Grade	Compliance Final Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
XXXX	XXXX	XXXX	56024387	12366558	XXX	06/19/2019	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan will have an escrow account. (Final/XX/XX/XXXX)	The Final CD did not disclose why the subject loan did not an escrow account.				Reviewer Comment (XXXX-XX-XX): AMC received Letter of Explanation & Corrected Closing Disclosure. Buyer Comment (XXXX-XX-XX): PCCD		06/11/2019		2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	A	B	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	63697729	12703189	XXX	07/17/2019	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XX/XX/XXXX)					Reviewer Comment (XXXX-XX-XX): system				2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	B	B	A	Higher Priced QM	Higher Priced QM	No
XXXX	XXXX	XXXX	63697729	12703190	XXX	07/17/2019	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	ABA reflects an affiliate and was not signed by the borrower.				Reviewer Comment (XXXX-XX-XX): system				2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	B	B	A	Higher Priced QM	Higher Priced QM	No
XXXX	XXXX	XXXX	63697729	12703195	XXX	07/17/2019	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Summaries Of Transactions - Closing Costs Paid At Closing	TILA-RESPA Integrated Disclosure - Summaries of Transactions: Final Closing Disclosure provided on XX/XX/XXXX did not disclose the Closing Costs Paid at Closing. (Final/XX/XX/XXXX)	Line 3 is blank rather than reflecting $0.	Reviewer Comment (XXXX-XX-XX): system

Reviewer Comment (XXXX-XX-XX): Post consummation CD provided correctly reflects the closing costs paid at closing as $0; however was provided outside the required 60 days from discovery.

Seller Comment (XXXX-XX-XX): Lender provided a post consummation CD dated XX/XX/XXXX.

Reviewer Comment (XXXX-XX-XX): The CD provided XX/XX/XXXX reflects a total of $400 from Section D. of the Closing Disclosure under “Loan Costs Subtotals (A + B + C)” and -$400 from Section I. under “Other Costs Subtotals (E + F + G + H)” which equates to $0 and should be disclosed in Section J. under “Closing Costs Subtotals (D+I)” pursuant to 1026.38(h)(2). Under 1026.38(j)(1)(iv), the subtotal from Section J should then disclosed on line K03 in the Summaries of Transactions table labeled, “Closing Costs Paid at Closing” calculated pursuant to (h)(2). Please see citations and the link to the annotated CD from the CFPB website below for reference.
http://files.consumerfinance.gov/f/201312_cfpb_tila-respa_annotated-closing-disclosure.pdf
1026.38(h) Closing cost totals.
(1) The sum of the costs disclosed as borrower-paid pursuant to paragraph (h)(2) of this section and the amount disclosed in paragraph (h)(3) of this section, under the subheading “Total Closing Costs (Borrower-Paid).”
(2) The sum of the amounts disclosed in paragraphs (f)(5) and (g)(6) of this section, designated borrower-paid at or before closing, and the sum of the costs designated seller-paid at or before closing or paid by others disclosed pursuant to paragraphs (f) and (g) of this section, labeled “Closing Costs Subtotals.”
1026.38(j) Summary of borrower's transaction. Under the heading “Summaries of Transactions,” with a statement to “Use this table to see a summary of your transaction,” two separate tables are disclosed. The first table shall include, under the subheading “Borrower's Transaction,” the following information and shall satisfy the following requirements:
(1) Itemization of amounts due from borrower.
(i) The total amount due from the consumer at closing, calculated as the sum of items required to be disclosed by paragraph (j)(1)(ii) through(x) of this section, excluding items paid from funds other than closing funds as described in paragraph (j)(4)(i) of this section, labeled “Due from Borrower at Closing”;
(ii) The amount of the contract sales price of the property being sold in a purchase real estate transaction, excluding the price of any tangible personal property if the consumer and seller have agreed to a separate price for such items, labeled “Sale Price of Property”;
(iii) The amount of the sales price of any tangible personal property excluded from the contract sales price pursuant to paragraph (j)(1)(ii) of this section, labeled “Sale Price of Any Personal Property Included in Sale”;
(iv) The total amount of closing costs disclosed that are designated borrower-paid at closing, calculated pursuant to paragraph (h)(2) of this section, labeled “Closing Costs Paid at Closing”;

Seller Comment (XXXX-XX-XX): Lender provided a rebuttal indicating that the TRID regulation provides an allowance for the field to be blank if it is not applicable and provided a snip of the section of the regulation they believe pertains to this.

Reviewer Comment (XXXX-XX-XX): Seller provided a rebuttal indicating that the section is not subject to tolerance, CD's issued by the lender will reflect blank when there is $0 in closing costs being paid by the borrower and it carries no assignee liability.  Not curable under TRID regulation.

Seller Comment (XXXX-XX-XX): Seller provided a rebuttal indicating that the section is not subject to tolerance, CD's issued by the lender will reflect blank when there is $0 in closing costs being paid by the borrower and it carries no assignee liability.
																					2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	B	A	Higher Priced QM	Higher Priced QM	Yes
XXXX	XXXX	XXXX	63697729	12703196	XXX	07/17/2019	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Total Interest Percentage	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Total Interest Percentage that does not match the actual total interest percentage for the loan. (Final/XX/XX/XXXX)	CD reflects TIP of XX% but calculated TIP of XX%, outside of .003% tolerance.				Reviewer Comment (XXXX-XX-XX): Data was corrected on subsequent CDs (SFIG). Reviewer Comment (XXXX-XX-XX): Lender provided a post consummation Closing Disclosure dated XX/XX/XXXX with a TIP of XX% which matches the calculated TIP of XX% when lender paid interest is included which is an acceptable calculation method. Not curable within TRID regulation. Seller Comment (XXXX-XX-XX): Lender provided a post consummation Closing Disclosure dated XX/XX/XXXX with a TIP of XX%.		03/31/2016		2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	B	A	Higher Priced QM	Higher Priced QM	Yes
XXXX	XXXX	XXXX	63697729	12703197	XXX	07/17/2019	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Of Payments	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Total of Payments that does not match the actual total of payments for the loan. (Final/XX/XX/XXXX)	The difference consists of XXXX Lender paid broker comp, and Lender used incorrect Fully indexed rate of XXXX in place of XXXX				Reviewer Comment (XXXX-XX-XX): Lender provided a post consummation Closing Disclosure dated XX/XX/XXXX with a TOP of $XX which matches the calculated TOP of $XX when lender paid fees are included which is an acceptable calculation method. Condition cured. Seller Comment (XXXX-XX-XX): Lender provided a post consummation Closing Disclosure dated XX/XX/XXXX with a TOP of $XX.		03/20/2016		2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected CD, and Re-open Rescission if Applicable	B	B	B	A	Higher Priced QM	Higher Priced QM	Yes
XXXX	XXXX	XXXX	63697729	12703200	XXX	07/17/2019	Compliance	Compliance	Federal Compliance	TRID	TRID Interim Closing Disclosure Summaries Of Transactions - Closing Costs Paid At Closing	TILA-RESPA Integrated Disclosure - Summaries of Transactions: Closing Disclosure provided on XX/XX/XXXX did not disclose the Closing Costs Paid at Closing. (Interim/XX/XX/XXXX)	Line 3 is blank rather than reflecting $0.	Reviewer Comment (XXXX-XX-XX): system

Reviewer Comment (XXXX-XX-XX): Post consummation CD provided correctly reflects the closing costs paid at closing as $0; however was provided outside the required 60 days from discovery.

Seller Comment (XXXX-XX-XX): Lender provided a post consummation CD dated XX/XX/XXXX.

Reviewer Comment (XXXX-XX-XX): The CD provided XX/XX/XXXX reflects a total of $400 from Section D. of the Closing Disclosure under “Loan Costs Subtotals (A + B + C)” and -$400 from Section I. under “Other Costs Subtotals (E + F + G + H)” which equates to $0 and should be disclosed in Section J. under “Closing Costs Subtotals (D+I)” pursuant to 1026.38(h)(2). Under 1026.38(j)(1)(iv), the subtotal from Section J should then disclosed on line K03 in the Summaries of Transactions table labeled, “Closing Costs Paid at Closing” calculated pursuant to (h)(2). Please see citations and the link to the annotated CD from the CFPB website below for reference.
http://files.consumerfinance.gov/f/201312_cfpb_tila-respa_annotated-closing-disclosure.pdf
1026.38(h) Closing cost totals.
(1) The sum of the costs disclosed as borrower-paid pursuant to paragraph (h)(2) of this section and the amount disclosed in paragraph (h)(3) of this section, under the subheading “Total Closing Costs (Borrower-Paid).”
(2) The sum of the amounts disclosed in paragraphs (f)(5) and (g)(6) of this section, designated borrower-paid at or before closing, and the sum of the costs designated seller-paid at or before closing or paid by others disclosed pursuant to paragraphs (f) and (g) of this section, labeled “Closing Costs Subtotals.”
1026.38(j) Summary of borrower's transaction. Under the heading “Summaries of Transactions,” with a statement to “Use this table to see a summary of your transaction,” two separate tables are disclosed. The first table shall include, under the subheading “Borrower's Transaction,” the following information and shall satisfy the following requirements:
(1) Itemization of amounts due from borrower.
(i) The total amount due from the consumer at closing, calculated as the sum of items required to be disclosed by paragraph (j)(1)(ii) through(x) of this section, excluding items paid from funds other than closing funds as described in paragraph (j)(4)(i) of this section, labeled “Due from Borrower at Closing”;
(ii) The amount of the contract sales price of the property being sold in a purchase real estate transaction, excluding the price of any tangible personal property if the consumer and seller have agreed to a separate price for such items, labeled “Sale Price of Property”;
(iii) The amount of the sales price of any tangible personal property excluded from the contract sales price pursuant to paragraph (j)(1)(ii) of this section, labeled “Sale Price of Any Personal Property Included in Sale”;
(iv) The total amount of closing costs disclosed that are designated borrower-paid at closing, calculated pursuant to paragraph (h)(2) of this section, labeled “Closing Costs Paid at Closing”;

Seller Comment (XXXX-XX-XX): Lender provided a rebuttal indicating that the TRID regulation provides an allowance for the field to be blank if it is not applicable and provided a snip of the section of the regulation they believe pertains to this.

Reviewer Comment (XXXX-XX-XX): Seller provided a rebuttal indicating that the section is not subject to tolerance, CD's issued by the lender will reflect blank when there is $0 in closing costs being paid by the borrower and it carries no assignee liability.  Not curable under TRID regulation.

Seller Comment (XXXX-XX-XX): Seller provided a rebuttal indicating that the section is not subject to tolerance, CD's issued by the lender will reflect blank when there is $0 in closing costs being paid by the borrower and it carries no assignee liability.
																					2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Good Faith Redisclosure	B	B	B	A	Higher Priced QM	Higher Priced QM	Yes
XXXX	XXXX	XXXX	63697729	12703208	XXX	07/17/2019	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Guidelines limited payment shock to 250%. Borrower’s payment shows of XXX%exceeds guidelines. Lender approved exception with the following compensating factors:	4) 80% LTV < 90% guideline max 3) Reserves required is 6 months; Actual is 18 months 2) Required residual $XXXX/ Actual $XXXX 1) DTI of XX below max allowed of 43%			Reviewer Comment (XXXX-XX-XX): Client Waived			02/19/2016	2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	B	B	A	Higher Priced QM	Higher Priced QM	No
XXXX	XXXX	XXXX	63697729	12703209	XXX	07/17/2019	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Guidelines require legal/conforming zoning. Appraisal indicates that there is no zoning. Lender approved exception.	4) 80% LTV < 90% guideline max 3) Reserves required is 6 months; Actual is 18 months 2) Required residual $XXXX/ Actual $XXXX 1) DTI of XX below max allowed of 43%			Reviewer Comment (XXXX-XX-XX): Client Waived			02/19/2016	2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	B	B	A	Higher Priced QM	Higher Priced QM	No
XXXX	XXXX	XXXX	99320961	12704630	XXX	07/17/2019	Compliance	Compliance	Federal Compliance	TRID Defect	TRID - Zero Percent Fee Tolerance	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $650.00 exceeds tolerance of $550.00. (7506)					Reviewer Comment (XXXX-XX-XX): Cured at closing.		07/19/2016		2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	B	B	A	Higher Priced QM	Higher Priced QM	Yes
XXXX	XXXX	XXXX	99320961	12704631	XXX	07/17/2019	Compliance	Compliance	Federal Compliance	TRID Defect	TRID - Zero Percent Fee Tolerance	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $650.00 exceeds tolerance of $550.00. (7507)					Reviewer Comment (XXXX-XX-XX): Cured at closing.		07/19/2016		2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	B	B	A	Higher Priced QM	Higher Priced QM	Yes
XXXX	XXXX	XXXX	99320961	12704633	XXX	07/17/2019	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Payment Shock exceeds credit guidelines.		XXX% payment shock exceeds maximum allowed per guidelines of 250% for FTHB. Lender approved exception.	Compensation of large RSU income not being included in qualifying income. DTI of XX.XX% is significantly below 43% maximum Residual income of $XXXX exceed required of $XXXX			Reviewer Comment (XXXX-XX-XX): Client waived			07/19/2016	2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	B	B	A	Higher Priced QM	Higher Priced QM	No
XXXX	XXXX	XXXX	81918710	12704884	XXX	07/17/2019	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold)	Federal Higher-Priced Mortgage Loan: APR on subject loan of 6.63260% or Final Disclosure APR of 6.63300% is in excess of allowable threshold of APOR 3.15% + 2.5%, or 5.65000%. Compliant Higher Priced Loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	B	B	A	Higher Priced QM	Higher Priced QM	No
XXXX	XXXX	XXXX	81918710	12704885	XXX	07/17/2019	Credit	Credit	Credit Eligibility	Guideline	Guideline Issue: Derogatory mortgage payments outside of credit guidelines		Per guidelines, no significant derogatory housing event allowed in the most recent 2 years. Borrowers had short sale which included a 1st and 2nd mortgage that is only 1.91 years from application date. Lender approved exception.	XX% DTI on this Full documentation loan < 50.0% guideline maximum. 32.0 months reserves > 9.0 months guideline minimum. Borrower on this Full documentation loan has a disposable income of $XXXX, > $XXXX residual income requirement. by $XXXX			Reviewer Comment (XXXX-XX-XX): Client elects to Waive.			09/22/2016	2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	B	B	A	Higher Priced QM	Higher Priced QM	No
XXXX	XXXX	XXXX	81918710	12704886	XXX	07/17/2019	Compliance	Compliance	Miscellaneous Compliance	Compliance	Other Compliance Exception (Manual Add)		TRID non-compliant. Seller paid fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure. Seller's Title - Closing Fee of $570, Title - Statutory Surcharge fee of $3.28, Transfer - Taxes - Deed State of $4,095 and Survey fee of $275 were reflected on the Seller's CD; however, were not reflected on the Borrower's Final CD.				Reviewer Comment (XXXX-XX-XX): Captured Seller paid Fees from an alternative source document. Downgraded exception to EV2-B.				2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	B	B	A	Higher Priced QM	Higher Priced QM	Yes
XXXX	XXXX	XXXX	93806075	14465372	XXX	08/25/2017	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of XX% exceeds Guideline total debt ratio of 50.00000%.	Lender approved this exception to XX%.	XXX representative FICO score > 660 guideline minimum - XX points above guideline minimum			Reviewer Comment (XXXX-XX-XX): Client elects to waive.			08/18/2017	2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	44577751	22194323	XXX	12/28/2017	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 6.39570% or Final Disclosure APR of 6.44400% is in excess of allowable threshold of APOR 3.88% + 2.5%, or 6.38000%. Compliant Higher Priced Mortgage Loan.					Reviewer Comment (XXXX-XX-XX): Client accepts.			12/28/2017	1	A	A	A	A	A	XX/XX/XXXX	XX	Primary	Purchase		A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	12789271	25424484	XXX	10/29/2018	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 6.87260% or Final Disclosure APR of 6.90700% is in excess of allowable threshold of APOR 4.41% + 1.5%, or 5.91000%. Compliant Higher Priced Mortgage Loan.					Reviewer Comment (XXXX-XX-XX): XXXX mortgage purchases HPML compliant loans.			03/26/2018	1	A	A	A	A	A	XX/XX/XXXX	XX	Primary	Purchase		A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	12789271	25424485	XXX	10/29/2018	Compliance	Compliance	State Compliance	State HPML	(State HPML) Connecticut Non-Prime Home Loan (APR Exceeds Non-Prime Threshold)	Connecticut Non-Prime Home Loan: APR on subject loan of 6.87260% is in excess of allowable threshold of APOR 4.41% + 1.5%, or 5.91000%. Compliant Loan.	Reviewer Comment (XXXX-XX-XX): XXXX has elected to waive this exception.	03/27/2018	1	A	A	A	A	A	XX/XX/XXXX	XX	Primary	Purchase	Within 90 days of closing, and prior to the commencement of any action against a lender, the borrower is notified of the violation and the lender makes appropriate restitution by either:
(a) making the nonprime home loan comply with the applicable provisions of the law; or
(b) changing the terms of the mortgage in a manner beneficial to the borrower so that the mortgage will no longer be considered a nonprime home loan;

Provide: Letter of Explanation and either:  For option (a), proof of cure for each of the prohibited practice violations noted; or For option (b), a copy of refund check and proof of mailing.

OR

(Narrow Defense - CHD Approval Required)  The lender is able to show by a preponderance of evidence (no timeframe noted) that the compliance failure was not intentional and resulted from a bona fide error notwithstanding the maintenance of procedures reasonably adapted to avoid such errors.  Provide:  (1) Lender Attestation to AMC attesting (i) the failure was not intentional and was a bona fide error notwithstanding procedures in place to prevent such loans from being made and (ii) the lender has not received any notice from borrower of the failure; (2) refund of amount over the Non-Prime Home Loan  threshold maximum; and (3) proof of delivery.

OR

																															The lender and borrower otherwise reach a mutual agreement on an appropriate remedy or curative action.	A	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	15642117	26859787	XXX	10/29/2018	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 6.73510% or Final Disclosure APR of 6.77800% is in excess of allowable threshold of APOR 4.59% + 1.5%, or 6.09000%. Compliant Higher Priced Mortgage Loan.	Note Rate is XX%.				Reviewer Comment (XXXX-XX-XX): XXXX mortgage purchases HOML compliant loans.			05/24/2018	1	A	A	A	A	A	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	A	B	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	15642117	26859788	XXX	10/29/2018	Compliance	Compliance	Federal Compliance	Missing Disclosure	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	LO Compensation Disclosure was not provided.				Reviewer Comment (XXXX-XX-XX): XXXX has elected to waive this exception.			05/31/2018	2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	A	B	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	15642117	26859791	XXX	10/29/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Assumption	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan allows for Assumption. (Final/XX/XX/XXXX)	Fixed Rate Note does not allow for assumption, however, the Final CD indicates the loan is assumable. Please provide a Post Consummation CD reflecting the change and proof it was provided to the borrower.				Reviewer Comment (XXXX-XX-XX): XXXX has elected to waive this exception.			05/31/2018	2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	A	B	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	15642117	26859792	XXX	10/29/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/XX/XX/XXXX)	CD did not disclose the amount of fees exceeding legal limits. 0% tolerance exceeded for Attorney Review fee of $200, Endorsement fee of $495.20, Settlement fee of $350. Please provide a Post Consummation CD reflecting the changes and any cure due, and proof it was provided to the borrower.				Reviewer Comment (XXXX-XX-XX): XXXX has elected to waive this exception.			05/31/2018	2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	A	B	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	15642117	26859793	XXX	10/29/2018	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Attorney Review Fee. Fee Amount of $200.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7363)	Valid Change of Circumstance for new fee was not located, and no cure was provided. Initial Loan Estimate did not disclose a Attorney Review Fee. Please provide a Post Consummation CD reflecting the changes and any cure due, and proof it was provided to the borrower.				Reviewer Comment (XXXX-XX-XX): Seller provided the PCCD, refund, LOX and shipping label. Seller Comment (XXXX-XX-XX): PCCD/and refund being issued.		06/06/2018		2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	A	B	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	15642117	26859798	XXX	10/29/2018	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $2,610.46 exceeds tolerance of $2,292.00 plus 10% or $2,521.20. Insufficient or no cure was provided to the borrower. (0)	Final CD reflects an increase in fees subject to 10% variance: Binding LE dated XX/XX/XXXX discloses fees subject to 10% tolerance of $2.292; the Final CD reflects total fees subject to the 10% tolerance of $2,610.42 and exceeds the binding limit by $318.46. Please provide a Post Consummation CD reflecting the changes and any cure due, and proof it was provided to the borrower.				Reviewer Comment (XXXX-XX-XX): Seller provided the PCCD, refund, LOX and shipping label. Seller Comment (XXXX-XX-XX): PCCD and refund being issued.		06/06/2018		2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	A	B	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	15642117	26859799	XXX	10/29/2018	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (Loan Not Closed At Office of Lender, Attorney, or Title Company)	Texas Constitution Section 50(a)(6): Unable to determine if loan was closed an an authorized location due to missing documentation.					Reviewer Comment (XXXX-XX-XX): XXXX has elected to waive this exception.			05/31/2018	2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Refund or credit the borrower $1,000 and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	B	A	B	A	Non QM	Non QM	No